INCOME TAXES (Details 1) - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Income Tax Disclosure [Abstract]
Gross deferred tax asset	$ 8,435,408	$ 8,177,883
Valuation allowance	(8,435,408)	(8,177,883)
Net deferred tax asset	$ 0	$ 0